Intangible assets, net - Land use rights (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization, Continued and Discontinued Operations	$ 4,280	$ 235,593
Amortization of Intangible Assets	$ 4,280	$ 235,593
Land use rights
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Intangible Assets, Net (Excluding Goodwill)	$ 187,514		$ 200,204